WARRANT AND OPTION LIABILITY (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares	Apr. 25, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 $ / shares	Apr. 25, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares								$ 0.12		$ 0.11
Number of shares granted | shares					2,750,000
Fair value options					$ 0
Gain on revaluation of option liability			$ 0	$ 0	12,433	$ 0
Option Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Options expired date				Jan. 31, 2025
Outstanding option valuation							$ 12,433
Fair value options							$ 58,616
Option Liability [Member] | Athena In Carlton Precious Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares											$ 0.06
Options expired date				Jan. 31, 2025
Number of shares granted | shares				3,333,333
Options initial valuation				$ 71,049
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share warrants issued | shares	1,661,000								480,000
Exercise price | $ / shares	$ 0.12								$ 0.12
Options expired date	Jun. 30, 2028	Oct. 25, 2026
Fair value of warrants		$ 10,891			$ 52,145
Share price | $ / shares	$ 0.20